INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investment In Associate
Beginning balance	$ 806	$ 1,673
Share of loss	(50)	(60)
Ending balance	$ 756	$ 1,613